Activities of Orange Bank - Maturities of financial liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	€ 436
Non-current financial liabilities	33,148	€ 26,322	€ 26,749	€ 26,293
Elimination of intersegment amounts [member]
Disclosure of financial liabilities [line items]
Non-current financial liabilities	(27)
Financial liabilities at amortised cost and derivatives, category [member] | Operating segments [member] | Orange Bank, operating segment [member] | Interest rate swap contract [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	€ 74